Share Capital - Common Shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of share options exercised (in options) | shares	2,000	0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity, beginning, shares | shares	1,005,120,012	1,005,451,854
Shares cancellation (in shares) | shares		331,842
Number of share options exercised (in options) | shares	(1,726)
Equity, ending, shares | shares	1,005,121,738	1,005,120,012
Issued capital, beginning balance (in shares)	$ 7,293	$ 7,296
Share cancellation		3
Share additions (note 19)	0
Issued capital, ending balance (in shares)	7,293	7,293
Dividend payables (in CAD per share)	126	0
Dividends declared on common shares	402	0
Dividends recognised as distributions to owners	$ 276	$ 0
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity, beginning, shares | shares	36,000,000	36,000,000
Equity, ending, shares | shares	36,000,000	36,000,000
Issued capital, beginning balance (in shares)	$ 874	$ 874
Issued capital, ending balance (in shares)	874	874
Dividend payables (in CAD per share)	0	9
Dividends declared on common shares	35	34
Dividends recognised as distributions to owners	$ 43	$ 34